SHARE CAPITAL (Details) € / shares in Units, ₽ in Millions, € in Millions		12 Months Ended
	Sep. 21, 2009 € / shares	Dec. 31, 2017 EUR (€) Vote item € / shares shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 shares	Dec. 31, 2017 RUB (₽) Vote shares	Dec. 31, 2016 RUB (₽) shares
SHARE CAPITAL
Number of authorized classes of ordinary shares | item		3
Share capital
Authorized (in shares)		2,093,995,776	2,093,995,776		2,093,995,776	2,093,995,776
Issued and fully paid (in shares)		334,223,202	330,616,989		334,223,202	330,616,989
Common stock value (in EUR or RUB)		€ 7.3	€ 7.4		₽ 299	₽ 288
Class A
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares		€ 0.01	€ 0.01
Number of votes per ordinary share | Vote		1			1
Share capital
Shares authorized		1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Ordinary shares issued		289,364,467	285,019,019		289,364,467	285,019,019
Common stock value (in EUR or RUB)		€ 2.9	€ 2.8		₽ 127	₽ 124
Number of shares repurchased		0	0	0
Class B
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares		€ 0.10	€ 0.10
Number of votes per ordinary share | Vote		10			10
Share capital
Shares authorized		46,997,887	46,997,887		46,997,887	46,997,887
Ordinary shares issued		40,692,286	45,037,734		40,692,286	45,037,734
Common stock value (in EUR or RUB)		€ 4.1	€ 4.5		₽ 146	₽ 161
Class C
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares		€ 0.09	€ 0.09
Number of votes per ordinary share | Vote		9			9
Maximum dividend rate (in euros per share) | € / shares		€ 0.01
Share capital
Shares authorized		46,997,887	46,997,887		46,997,887	46,997,887
Ordinary shares issued		4,166,448	560,235		4,166,448	560,235
Common stock value (in EUR or RUB)		€ 0.3	€ 0.1		₽ 26	₽ 3
Priority share
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares	€ 1.00
Preference stock par value (in euros per share) | € / shares		€ 1	€ 1
Share capital
Preferred shares authorized		1	1		1	1
Preferred shares issued		1	1		1	1
Priority share | Sberbank
SHARE CAPITAL
Accumulation of stakes in excess of which, the priority shareholder has a right to veto (as a percent)	25.00%
Preference shares
SHARE CAPITAL
Preference stock par value (in euros per share) | € / shares		€ 0.01	€ 0.01
Preference shares dividend basis spread on EURIBOR (as a percent)		200.00%
Share capital
Preferred shares authorized		1,000,000,001	1,000,000,001		1,000,000,001	1,000,000,001
Preferred shares issued		0	0		0	0